Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Oct. 10, 2019 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CLF ( ) shares	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 CLF ( )
Contingencies and Commitments (Details) [Line Items]
Provision for legal contingencies (in Pesos) | $			$ 244			$ 237
Securities and insurance		50,000
Fine amount (in Dollars) | $	$ 7,500
Banchile Administradora General De Fondos S.a
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued					3,778,100
Maturity date		Jan. 08, 2021
Bank guarantee for benefit of investors in portfolio management					877,000
Banchile Administradora General De Fondos S.a | Bank Guarantee By Maturity Date Two [Member]
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued							3,090,000
Banchile Corredores De Bolsa S.a [Member]
Contingencies and Commitments (Details) [Line Items]
Number of shares in santiago stock exchange pledged (in Shares) | shares			1,000,000	1,000,000	1,000,000
Number of shares in santiago stock exchange pledged (in Shares) | shares			100,000	100,000	100,000
Insurance policy coverage (in Dollars) | $				$ 20,000,000
Cash guarantee to Pershing		$122,494.32